GOODWILL AND INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets, Net [Abstract]
Accumulated Amortization	$ (2,812)	$ (2,226)	$ (1,737)
Net Book Value	17,638	5,224
Intangible Assets, Net (Including Goodwill) [Abstract]
Gross Carrying Amount	192,450	116,450	116,450
Accumulated Amortization	(2,812)	(2,226)	(1,737)
Foreign Currency Translation	(513)	0
Net Book Value	189,125	114,224	114,713
Exchange licenses
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	166,000	103,000	103,000
Foreign Currency Translation	(425)	0
Net Book Value	165,575	103,000	103,000
FCM license
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,000	6,000	6,000
Foreign Currency Translation	0	0
Net Book Value	$ 6,000	$ 6,000	$ 6,000
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	13 years 9 months 18 days	12 years 9 months 18 days	13 years 9 months 18 days
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 20,250	$ 7,250	$ 7,250
Accumulated Amortization	(2,613)	(2,032)	(1,624)
Foreign Currency Translation	(88)	0
Net Book Value	17,549	5,218	5,626
Intangible Assets, Net (Including Goodwill) [Abstract]
Accumulated Amortization	(2,613)	$ (2,032)	$ (1,624)
Other
Finite-Lived Intangible Assets [Line Items]
Estimated useful life		9 months 18 days	10 months 24 days
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	200	$ 200	$ 200
Accumulated Amortization	(199)	(194)	(113)
Foreign Currency Translation	0	0
Net Book Value	1	6	87
Intangible Assets, Net (Including Goodwill) [Abstract]
Accumulated Amortization	$ (199)	$ (194)	$ (113)